March 1, 2000





VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

          Re:  JohnsonFamily Funds, Inc.
               File Nos. 333-45361 and 811-8627
               Rule 497(j) Certification

Ladies & Gentlemen:

          The undersigned officer of JohnsonFamily Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 3 to Form N-1A Registration Statement filed by the Company on February 29, 2000, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 3 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 29, 2000.

                                                Very truly yours,

                                                JOHNSONFAMILY FUNDS, INC.



                                                By:   /s/ Joan A. Burke
                                                   -------------------------
                                                      Joan A. Burke
                                                      President